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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]: Amendment Number:
                                               ----------

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:


/s/ Richard Pender      Chevy Chase, Maryland   02/06/09
------------------      ---------------------   --------
[Signature]                [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:    582,710
                                        (thousands)

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

                COLUMN 1                  COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ABRAXIS BIOSCIENCE INC.               COMMON         00383Y102      943    14,300  SH  N/A    SOLE       N/A     X    N/A   N/A
ALLERGAN INC                          COMMON         018490102    1,814    45,000  SH  N/A    SOLE       N/A     X    N/A   N/A
AMAZON.COM INC                        COMMON         023135106   16,307   318,000  SH  N/A    SOLE       N/A     X    N/A   N/A
AMERICA MOVIL SAB DE C V              SPON ADR L SHS 02364W105    2,944    95,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ANADARKO PETROLEUM CORP.              COMMON         032511107    9,638   250,000  SH  N/A    SOLE       N/A     X    N/A   N/A
APPLE INC                             COMMON         037833100   15,790   185,000  SH  N/A    SOLE       N/A     X    N/A   N/A
BOEING COMPANY                        COMMON         097023105    7,254   170,000  SH  N/A    SOLE       N/A     X    N/A   N/A
BROADCOM CORP                         CL A           111320107    3,547   209,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CANON INC                             ADR            138006309    7,379   235,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CISCO SYSTEMS INC                     COMMON         17275R102    5,705   350,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DEERE & COMPANY                       COMMON         244199105   10,921   285,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DIAGEO PLC                            SPON ADR NEW   25243Q205    5,107    90,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DISNEY WALT CO                        COM DISNEY     254687106   11,458   505,000  SH  N/A    SOLE       N/A     X    N/A   N/A
EMC CORPORATION MASS                  COMMON         268648102    3,078   294,000  SH  N/A    SOLE       N/A     X    N/A   N/A
FMC TECHNOLOGIES INC                  COMMON         30249U101    1,192    50,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENENTECH INC                         COMMON NEW     368710406    8,291   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENERAL ELECTRIC CO                   COMMON         369604103    7,614   470,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENZYME CORP                          COMMON         372917104    3,650    55,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GOLDMAN SACHS GROUP INC               COMMON         38141G104    3,798    45,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GOOGLE INC.                           CL A           38259P508    7,076    23,000  SH  N/A    SOLE       N/A     X    N/A   N/A
INTERCONTINENTAL EXCHANGE INC         COMMON         45865V100    2,061    25,000  SH  N/A    SOLE       N/A     X    N/A   N/A
INTUITIVE SURGICAL INC                COMMON NEW     46120E602      762     6,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                         MSCI EAFE IDX  464287465      224     5,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                         MSCI EMERG MKT 464287234  151,693 6,075,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                         RUSSELL1000GRW 464287614   81,532 2,200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JOHNSON & JOHNSON                     COMMON         478160104    8,376   140,000  SH  N/A    SOLE       N/A     X    N/A   N/A
JP MORGAN CHASE & CO                  COMMON         46625H100    5,360   170,000  SH  N/A    SOLE       N/A     X    N/A   N/A
LAS VEGAS SANDS CORP                  COMMON         517834107    2,076   350,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST              RUSSIA ETF     57060U506    7,842   600,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARVEL ENTERTAINMENT INC              COMMON         57383T103    7,688   250,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MCDONALD'S CORP                       COMMON         580135101    9,329   150,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MINDRAY MEDICAL INTERNATIONAL LIMITED COMMON         602675100    1,548    86,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MOODY'S CORP                          COMMON         615369105    1,005    50,000  SH  N/A    SOLE       N/A     X    N/A   N/A
NATIONAL OILWELL VARCO INC.           COMMON         637071101    4,815   197,000  SH  N/A    SOLE       N/A     X    N/A   N/A
PROCTER & GAMBLE CO                   COMMON         742718109    7,109   115,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCHLUMBERGER LTD                      COMMON         806857108   10,032   237,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCRIPPS NETWORKS INTERACTIVE          CL A COM       811065101    4,620   210,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SPDR TRUST                            UNIT SER 1     78462F103  108,288 1,200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
STARBUCKS CORP                        COMMON         855244109    3,330   352,000  SH  N/A    SOLE       N/A     X    N/A   N/A
VARIAN MEDICAL SYSTEMS INC            COMMON         92220P105    1,752    50,000  SH  N/A    SOLE       N/A     X    N/A   N/A
VISA INC                              COM CL A       92826C839    5,297   101,000  SH  N/A    SOLE       N/A     X    N/A   N/A
WAL-MART STORES INC                   COMMON         931142103      841    15,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ADOLOR CORP                           COMMON         00724X102       31    18,750  SH  N/A    SOLE       N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC           COMMON         528872104      986   703,997  SH  N/A    SOLE       N/A     X    N/A   N/A
MIDDLEBROOK PHARMACEUTICALS INC       COMMON         596087106      289   192,797  SH  N/A    SOLE       N/A     X    N/A   N/A
XENOPORT INC                          COMMON         98411C100      624    24,900  SH  N/A    SOLE       N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC            COMMON         015384100    1,772   559,147  SH  N/A    SOLE       N/A     X    N/A   N/A
DOUGLAS EMMETT INC                    COMMON         25960P109    2,193   167,955  SH  N/A    SOLE       N/A     X    N/A   N/A
PATRIOT COAL CORP                     COMMON         70336T104    8,665 1,607,340  SH  N/A    SOLE       N/A     X    N/A   N/A
FOREST OIL CORP                       COM PAR $0.01  346091705    9,066   549,772  SH  N/A    SOLE       N/A     X    N/A   N/A

                                                                582,710